Offerings	Dec. 04, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Maximum Aggregate Offering Price	$ 9,200,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,270.52
Offering Note	Note 1. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional common shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. Note 3. The proposed maximum aggregate offering price of the common shares will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants issued in the offering, and the proposed maximum aggregate offering price of the pre-funded warrants to be issued in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any common shares issued in the offering. Accordingly, the proposed maximum aggregate offering price of the common shares and pre-funded warrants (including the common shares issuable upon exercise of the pre-funded warrants), if any, is $8,000,000, as may increased by $1,200,000 if the underwriter exercises its over-allotment option.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants to purchase Common Shares
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 3. Note 4. In accordance with Rule 457(g) under the Securities Act, because the Registrant's common shares underlying the pre-funded warrants and the underwriter warrants are registered hereby, no separate registration fee is required with respect to such securities registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares underlying the Pre-Funded Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 3.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Underwriter Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Note 2. The underwriter in the offering will receive warrants equal to 5% of the common shares and pre-funded warrants sold in the offering. Such warrants shall be exercisable at a price equal to 125% of the offering price for the common shares. See Note 4.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares underlying the Underwriter Warrants
Maximum Aggregate Offering Price	$ 575,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 79.41